Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	United Cannabis Corp
Entity Central Index Key	0001436161
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company